Goodwill - Schedule of reasonable possible changes (Details)	12 Months Ended
Dec. 31, 2021
Bioscience
Disclosure of information for cash-generating units [line items]
Reasonably possible change in perpetual growth rate (as a percent)	50.00%
Reasonably possible change in pre-tax discount rate (as a percent)	50.00%
Diagnostic
Disclosure of information for cash-generating units [line items]
Reasonably possible change in perpetual growth rate (as a percent)	50.00%
Reasonably possible change in pre-tax discount rate (as a percent)	50.00%
Hospital
Disclosure of information for cash-generating units [line items]
Reasonably possible change in perpetual growth rate (as a percent)	100.00%
Reasonably possible change in pre-tax discount rate (as a percent)	100.00%